Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	3.250%	6/30/2029	265,017	258,857
	United States Treasury Note/Bond	4.250%	6/30/2029	514,637	517,411
	United States Treasury Note/Bond	2.625%	7/31/2029	282,325	270,381
	United States Treasury Note/Bond	4.000%	7/31/2029	542,612	541,510
	United States Treasury Note/Bond	1.625%	8/15/2029	359,682	333,661
	United States Treasury Note/Bond	6.125%	8/15/2029	38,622	40,900
	United States Treasury Note/Bond	3.125%	8/31/2029	286,752	278,541
	United States Treasury Note/Bond	3.625%	8/31/2029	549,737	542,264
	United States Treasury Note/Bond	3.500%	9/30/2029	543,726	534,020
	United States Treasury Note/Bond	3.875%	9/30/2029	281,873	280,166
	United States Treasury Note/Bond	4.000%	10/31/2029	271,717	271,027
	United States Treasury Note/Bond	4.125%	10/31/2029	560,187	560,887
	United States Treasury Note/Bond	1.750%	11/15/2029	210,989	195,330
	United States Treasury Note/Bond	3.875%	11/30/2029	285,395	283,455
	United States Treasury Note/Bond	4.125%	11/30/2029	544,425	545,191
	United States Treasury Note/Bond	3.875%	12/31/2029	266,551	264,635
	United States Treasury Note/Bond	4.375%	12/31/2029	562,633	567,974
	United States Treasury Note/Bond	3.500%	1/31/2030	279,586	273,972
	United States Treasury Note/Bond	4.250%	1/31/2030	558,464	561,365
	United States Treasury Note/Bond	1.500%	2/15/2030	423,977	386,597
	United States Treasury Note/Bond	4.000%	2/28/2030	817,467	814,817
	United States Treasury Note/Bond	3.625%	3/31/2030	264,303	259,884
	United States Treasury Note/Bond	4.000%	3/31/2030	552,339	550,505
	United States Treasury Note/Bond	3.500%	4/30/2030	275,110	269,146
	United States Treasury Note/Bond	3.875%	4/30/2030	560,190	555,617
	United States Treasury Note/Bond	0.625%	5/15/2030	638,907	558,470
	United States Treasury Note/Bond	6.250%	5/15/2030	47,740	51,356
	United States Treasury Note/Bond	3.750%	5/31/2030	279,347	275,702
	United States Treasury Note/Bond	4.000%	5/31/2030	556,304	554,131
	United States Treasury Note/Bond	3.750%	6/30/2030	284,517	280,616
	United States Treasury Note/Bond	3.875%	6/30/2030	539,840	535,116
	United States Treasury Note/Bond	3.875%	7/31/2030	523,785	519,038
	United States Treasury Note/Bond	4.000%	7/31/2030	285,214	283,955
	United States Treasury Note/Bond	0.625%	8/15/2030	808,655	700,529
	United States Treasury Note/Bond	3.625%	8/31/2030	555,479	544,803
	United States Treasury Note/Bond	4.125%	8/31/2030	288,676	288,653
	United States Treasury Note/Bond	3.625%	9/30/2030	558,879	548,007
	United States Treasury Note/Bond	4.625%	9/30/2030	291,345	297,104
	United States Treasury Note/Bond	3.625%	10/31/2030	553,632	542,494
	United States Treasury Note/Bond	4.875%	10/31/2030	299,972	308,913
	United States Treasury Note/Bond	0.875%	11/15/2030	863,938	750,580
	United States Treasury Note/Bond	3.500%	11/30/2030	550,823	536,773
	United States Treasury Note/Bond	4.375%	11/30/2030	307,621	310,661
	United States Treasury Note/Bond	3.625%	12/31/2030	538,921	527,574
	United States Treasury Note/Bond	3.750%	12/31/2030	327,311	322,094
	United States Treasury Note/Bond	3.750%	1/31/2031	538,611	529,838
	United States Treasury Note/Bond	4.000%	1/31/2031	321,151	319,282
	United States Treasury Note/Bond	1.125%	2/15/2031	769,750	671,968
	United States Treasury Note/Bond	5.375%	2/15/2031	46,935	49,357
	United States Treasury Note/Bond	3.500%	2/28/2031	545,064	530,437
	United States Treasury Note/Bond	4.250%	2/28/2031	322,470	323,982
	United States Treasury Note/Bond	3.875%	3/31/2031	492,219	486,643
	United States Treasury Note/Bond	4.125%	3/31/2031	330,600	330,303
	United States Treasury Note/Bond	3.875%	4/30/2031	505,440	499,635
	United States Treasury Note/Bond	4.625%	4/30/2031	356,032	363,445
	United States Treasury Note/Bond	1.625%	5/15/2031	823,882	731,453
[1]	United States Treasury Note/Bond	4.125%	5/31/2031	545,991	545,650
	United States Treasury Note/Bond	4.625%	5/31/2031	356,724	364,165
	United States Treasury Note/Bond	4.250%	6/30/2031	331,654	333,001
	United States Treasury Note/Bond	4.125%	7/31/2031	319,857	319,357
	United States Treasury Note/Bond	1.250%	8/15/2031	912,443	788,764
	United States Treasury Note/Bond	3.750%	8/31/2031	349,591	342,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	9/30/2031	353,950	344,728
	United States Treasury Note/Bond	4.125%	10/31/2031	357,726	356,804
	United States Treasury Note/Bond	1.375%	11/15/2031	891,464	770,072
	United States Treasury Note/Bond	4.125%	11/30/2031	351,492	350,545
	United States Treasury Note/Bond	4.500%	12/31/2031	320,319	325,161
	United States Treasury Note/Bond	4.375%	1/31/2032	328,340	331,226
	United States Treasury Note/Bond	1.875%	2/15/2032	824,855	727,838
	United States Treasury Note/Bond	4.125%	2/29/2032	358,505	357,133
	United States Treasury Note/Bond	4.125%	3/31/2032	338,514	337,099
	United States Treasury Note/Bond	4.000%	4/30/2032	356,639	352,613
	United States Treasury Note/Bond	2.875%	5/15/2032	811,049	753,800
	United States Treasury Note/Bond	4.125%	5/31/2032	321,038	319,445
	United States Treasury Note/Bond	4.000%	6/30/2032	348,481	344,234
	United States Treasury Note/Bond	4.000%	7/31/2032	325,038	320,924
	United States Treasury Note/Bond	2.750%	8/15/2032	777,633	714,815
	United States Treasury Note/Bond	3.875%	8/31/2032	346,764	339,788
	United States Treasury Note/Bond	3.875%	9/30/2032	308,668	302,314
	United States Treasury Note/Bond	3.750%	10/31/2032	332,302	322,982
	United States Treasury Note/Bond	4.125%	11/15/2032	783,010	777,290
	United States Treasury Note/Bond	3.750%	11/30/2032	346,767	336,797
	United States Treasury Note/Bond	3.875%	12/31/2032	348,065	340,383
	United States Treasury Note/Bond	4.000%	1/31/2033	316,802	311,852
	United States Treasury Note/Bond	3.500%	2/15/2033	783,012	748,021
	United States Treasury Note/Bond	3.750%	2/28/2033	348,800	338,173
	United States Treasury Note/Bond	4.250%	3/31/2033	309,814	309,378
	United States Treasury Note/Bond	4.125%	4/30/2033	332,570	329,439
	United States Treasury Note/Bond	3.375%	5/15/2033	780,511	737,705
[1]	United States Treasury Note/Bond	4.250%	5/31/2033	343,194	342,510
	United States Treasury Note/Bond	3.875%	8/15/2033	851,941	829,711
	United States Treasury Note/Bond	4.500%	11/15/2033	898,328	908,890
	United States Treasury Note/Bond	4.000%	2/15/2034	940,606	920,287
	United States Treasury Note/Bond	4.375%	5/15/2034	944,154	946,072
	United States Treasury Note/Bond	3.875%	8/15/2034	954,209	922,526
	United States Treasury Note/Bond	4.250%	11/15/2034	945,993	937,568
	United States Treasury Note/Bond	4.625%	2/15/2035	942,436	958,524
	United States Treasury Note/Bond	4.250%	5/15/2035	950,613	939,919
	United States Treasury Note/Bond	4.250%	8/15/2035	952,044	940,441
	United States Treasury Note/Bond	4.000%	11/15/2035	942,298	911,563
	United States Treasury Note/Bond	4.125%	2/15/2036	936,573	914,000
	United States Treasury Note/Bond	4.500%	2/15/2036	32,050	32,401
	United States Treasury Note/Bond	4.375%	5/15/2036	327,596	325,971
Total U.S. Government and Agency Obligations (Cost $49,616,956)					48,955,599
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $199,936)	3.667%		1,999,560	199,936
Total Investments (99.4%) (Cost $49,816,892)					49,155,535
Other Assets and Liabilities—Net (0.6%)					298,679
Net Assets (100%)					49,454,214
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	48,955,599	—	48,955,599
Temporary Cash Investments	199,936	—	—	199,936
Total	199,936	48,955,599	—	49,155,535